United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21822
(Investment Company Act File Number)

Federated Managed Pool Series
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Six months ended 5/31/10

Item 1.                      Reports to Stockholders

Federated International Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Period Ended 11/30/2009[1]
Net Asset Value, Beginning of Period	$14.56	$10.00
Income From Investment Operations:
Net investment income	0.44[2]	0.93[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.68)	3.65
TOTAL FROM INVESTMENT OPERATIONS	(0.24)	4.58
Less Distributions:
Distributions from net investment income	(0.48)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.20)	—
TOTAL DISTRIBUTIONS	(0.68)	(0.02)
Net Asset Value, End of Period	$13.64	$14.56
Total Return[3]	(1.69)%	45.94%
Ratios to Average Net Assets:
Net expenses	0.00%[4]	0.00%[4]
Net investment income	6.29%[4]	7.50%[4]
Expense waiver/reimbursement[5]	12.41%[4]	62.02%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,409	$1,369
Portfolio turnover	4%	62%
1	Reflects operations for the period from December 24, 2008 (date of initial investment) to November 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$983.10	$0.00
Hypothetical (assuming a 5% returnbefore expenses)	$1,000	$1,024.93	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At May 31, 2010, the Fund's issuer country and currency exposure composition1 were as follows:

Country	Country Exposure as a Percentage of Total Net Assets[2,3]	Currency Exposure as a Percentage of Total Net Assets[3,4]
United States	—	71.1%
Russia	12.5%	—
Brazil	10.5%	—
Mexico	10.2%	—
Norway	7.2%	7.2%
Turkey	6.7%	—
Indonesia	5.3%	—
United Kingdom	5.1%	2.8%
Venezuela	5.0%	—
Argentina	3.9%	—
Canada	3.3%	3.3%
Euro	—	2.6%
Colombia	3.0%	—
Uruguay	2.7%	—
Germany	2.6%	—
Sweden	2.2%	2.2%
Panama	1.9%	—
Peru	1.9%	—
Australia	1.8%	1.8%
Philippines	1.8%	—
Japan	1.0%	3.4%
Cayman Islands	0.7%	—
Egypt	0.7%	—
South Africa	0.7%	—
Chile	0.5%	—
Poland	0.5%	—
Hungary	0.4%	—
United Arab Emirates	0.4%	—
India	0.3%	—
Lithuania	0.3%	—
Trinidad and Tobago	0.3%	—
Dominican Republic	0.2%	—
Guatemala	0.2%	—
Kazakhstan	0.2%	—
Ukraine	0.2%	—
Sri Lanka	0.2%	—
SUB-TOTAL	94.4%	94.4%
Cash Equivalents[5]	1.7%	1.7%
Other Assets and Liabilities — Net[6]	3.9%	3.9%
TOTAL	100.0%	100.0%
Semi-Annual Shareholder Report

1	The fixed-income securities of some issuers may not be denominated in the currency of the issuer's designated country. Therefore, the two columns above “Country Exposure as a Percentage of Total Net Assets” and “Currency Exposure as a Percentage of Total Net Assets” may not be equal.
2	This column depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the company to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
3	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
4	This column depicts the Fund's exposure to various currencies through its investment in foreign fixed-income securities, currency derivative contracts and foreign exchange contracts (which for purposes of this report includes any currency options sold by the Fund and currency forward contracts).
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2010 (unaudited)

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Bonds – 23.2%
		Australian Dollar – 1.8%
		Sovereign – 1.8%
$52,000		Australia, Government of, Series 17, 5.50%, 3/1/2017	$43,528
		British Pound – 5.1%
		Banking – 2.3%
4,900,000		European Investment Bank, 1.40%, 6/20/2017	55,745
		Sovereign – 2.8%
42,000		United Kingdom, Government of, 4.75%, 3/7/2020	66,533
		TOTAL BRITISH POUND	122,278
		Canadian Dollar – 3.3%
		Sovereign – 3.3%
78,000		Canada, Government of, Bond, 4.00%, 6/1/2016	78,849
		Euro – 2.6%
		Sovereign – 2.6%
47,000		Germany, Government of, Bond, 3.25%, 7/4/2015	62,108
		Japanese Yen – 1.0%
		Sovereign – 1.0%
2,150,000		Japan, Government of, 1.80%, 9/20/2016	25,376
		Norwegian Krone – 7.2%
		Sovereign – 7.2%
1,005,000		Norway, Government of, 6.50%, 5/15/2013	174,504
		Swedish Krona – 2.2%
		Sovereign – 2.2%
375,000		Sweden, Government of, 4.50%, 8/12/2015	53,494
		TOTAL BONDS (IDENTIFIED COST $599,345)	560,137
		MUTUAL FUND – 74.2%
73,357	[1]	Emerging Markets Fixed Income Core Fund (IDENTIFIED COST $1,756,379)	1,786,977
		TOTAL INVESTMENTS — 97.4% (IDENTIFIED COST $2,355,724)[2]	2,347,114
		OTHER ASSETS AND LIABILITIES - NET — 2.6%[3]	62,349
		TOTAL NET ASSETS — 100%	$2,409,463

At May 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
8/4/2010	35,000 Australian Dollar	$31,271	$(1,833)
Contracts Sold:
8/4/2010	35,000 Australian Dollar	$32,265	$2,827
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$994

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.

Semi-Annual Shareholder Report

1	Affiliated company.
2	The cost of investments for federal tax purposes amounts to $2,356,024.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$ —	$560,137	$ —	$560,137
Mutual Fund	1,786,977	—	—	1,786,977
TOTAL SECURITIES	$1,786,977	$560,137	$ —	$2,347,114
OTHER FINANCIAL INSTRUMENTS**	$ —	$994	$ —	$994
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments includes foreign exchange contracts.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $1,786,977 of investments in an affiliated issuer (Note 5) (identified cost $2,355,724)		$2,347,114
Cash		40,438
Cash denominated in foreign currencies (identified cost $54,270)		52,827
Income receivable		7,083
Receivable for foreign exchange contracts		2,827
TOTAL ASSETS		2,450,289
Liabilities:
Payable for foreign exchange contracts	$1,833
Payable for administrative personnel and services fee (Note 5)	10,618
Payable for transfer and dividend disbursing agent fees and expenses	3,488
Payable for Directors'/Trustees' fees	214
Payable for auditing fees	7,913
Payable for legal fees	2,198
Payable for portfolio accounting fees	6,519
Payable for share registration costs	5,463
Payable for insurance premiums	2,187
Accrued expenses	393
TOTAL LIABILITIES		40,826
Net assets for 176,708 shares outstanding		$2,409,463
Net Assets Consist of:
Paid-in capital		$2,404,164
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(9,588)
Accumulated net realized loss on investments and foreign currency transactions		(42,490)
Undistributed net investment income		57,377
TOTAL NET ASSETS		$2,409,463
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,409,463 ÷ 176,708 shares outstanding, no par value, unlimited shares authorized		$13.64

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2010 (unaudited)

Investment Income:
Interest			$8,623
Investment income allocated from affiliated partnership (Note 5)			56,588
TOTAL INCOME			65,211
Expenses:
Administrative personnel and services fee (Note 5)		$74,795
Custodian fees		1,296
Transfer and dividend disbursing agent fees and expenses		7,449
Directors'/Trustees' fees		1,022
Auditing fees		7,943
Legal fees		3,387
Portfolio accounting fees		21,321
Share registration costs		8,770
Insurance premiums		2,152
Miscellaneous		433
TOTAL EXPENSES		128,568
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(12,455)
Reimbursement of other operating expenses	(116,113)
TOTAL WAIVER AND REIMBURSEMENT		(128,568)
Net expenses			—
Net investment income			65,211
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(18,391)
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			2,984
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(93,147)
Net realized and unrealized loss on investments and foreign currency transactions			(108,554)
Change in net assets resulting from operations			$(43,343)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2010	Period Ended 11/30/2009[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$65,211	$28,187
Net realized gain (loss) on investments, including allocation from affiliated partnership and foreign currency transactions	(15,407)	4,426
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(93,147)	83,559
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(43,343)	116,172
Distributions to Shareholders:
Distributions from net investment income	(47,676)	(186)
Distributions from net realized gain on investments	(19,668)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(67,344)	(186)
Share Transactions:
Proceeds from sale of shares	1,169,953	1,252,911
Cost of shares redeemed	(18,700)	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,151,253	1,252,911
Change in net assets	1,040,566	1,368,897
Net Assets:
Beginning of period	1,368,897	—
End of period (including undistributed net investment income of $57,377 and $39,842, respectively)	$2,409,463	$1,368,897
1	Reflects operations for the period from December 24, 2008 (date of initial investment) to November 30, 2009.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2010 (unaudited)

1. ORGANIZATION

Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated International Bond Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to achieve a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax year 2009 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Semi-Annual Shareholder Report

Option Contracts

The Fund may buy or sell put and call options to hedge currency. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$2,827	Payable for foreign exchange contracts	$1,833

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	$(286)	$462	$176
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$994

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 5/31/2010	Period Ended 11/30/2009[1]
Shares sold	84,024	94,031
Shares redeemed	(1,347)	—
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	82,677	94,031
1	Reflects operations for the period from December 24, 2008 (date of initial investment) to November 30, 2009.

4. FEDERAL TAX INFORMATION

At May 31, 2010, the cost of investments for federal tax purposes was $2,356,024. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in outstanding foreign currency exchange rates and outstanding foreign exchange contracts was $8,910. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $63,306 and net unrealized depreciation from investments for those securities having an excess of cost over value of $72,216.

Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The Adviser provides investment adviser services at no fee, because all eligible investors are (1) in separately managed or wrap-fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the six months ended May 31, 2010, the Adviser reimbursed $116,113 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2010, FAS waived $12,455 of its fee. The net fee paid to FAS was 6.02% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended May 31, 2010, were as follows:

Affiliate	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2010	Value	Allocated Investment Income
Emerging Markets Fixed Income Core Fund	41,847	33,190	1,680	73,357	$1,786,977	$56,588

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust II, L.P. (Core Trust II). Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of EMCORE, a portfolio of Core Trust II, is to achieve total return on its assets. EMCORE's secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the Funds within Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2010, were as follows:

Purchases	$1,139,037
Sales	$81,898

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the program was not utilized.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.00% over the higher of the Federal Funds Rate or the London Interbank Offered Rate. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Federated International Bond Strategy Portfolio (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investments accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

Semi-Annual Shareholder Report

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated International Bond Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421P308

40809 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Managed Pool Series

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010